Employee benefits - Share-based payment - Tabular disclosure (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Term Incentive Plan (LTIP) 2023 - 2025 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 10.73
Price of underlying instrument at closing date (in euros per share)	€ 10.30
Expected dividends (as a percent)	6.70%
Risk free yield (as a percent)	3.09%
Fair value per share of benefit granted to employees (in euros per share)	€ 8.31
Fair value of internal performance condition	8.86
Fair value of external performance condition	€ 7.02
Long Term Incentive Plan LTIP 2022 2024 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 10.16
Expected dividends (as a percent)	6.90%
Risk free yield (as a percent)	0.59%
Fair value per share of benefit granted to employees (in euros per share)	€ 7.53
Fair value of internal performance condition	8.30
Fair value of external performance condition	€ 5.74
Long Term Incentive Plan (LTIP) 2020 - 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 10.47
Price of underlying instrument at closing date (in euros per share)	€ 10.30
Price of underlying instrument at vesting date	9.28
Price of underlying instrument at delivery date	€ 10.95
Expected dividends (as a percent)	6.70%
Risk free yield (as a percent)	(0.61%)
Fair value per share of benefit granted to employees (in euros per share)	€ 6.06
Fair value of internal performance condition	8.58
Fair value of external performance condition	€ 2.27
Charge of the plan (including social security contributions)	€ 1,000,000	€ (5,000,000)	€ (5,000,000)	€ (2,000,000)
Long Term Incentive Plan LTIP 2021 2023 Member
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of underlying instrument at measurement date	€ 9.63
Price of underlying instrument at closing date (in euros per share)	€ 10.30
Expected dividends (as a percent)	7.30%
Risk free yield (as a percent)	(0.68%)
Fair value per share of benefit granted to employees (in euros per share)	€ 6.33
Fair value of internal performance condition	7.74
Fair value of external performance condition	€ 3.04